Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000135573 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000135573 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
C000135573 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[1]
C000135573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
C000135573 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000135573 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000135573 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000135573 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[1]
C000135573 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
C000021609 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000021609 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[2]
C000021609 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[2]
C000021609 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[2]
C000021609 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
C000021609 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000021609 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000021609 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[2]
C000021609 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[2]
C000021607 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000021607 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[3]
C000021607 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[3]
C000021607 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[3]
C000021607 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000021607 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000021607 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000021607 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[3]
C000021607 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[3]
C000021605 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000021605 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[4]
C000021605 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[4]
C000021605 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[4]
C000021605 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000021605 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000021605 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[4]
C000021605 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[4]
C000021605 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
C000021611 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000021611 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[5]
C000021611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[5]
C000021611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[5]
C000021611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[5]
C000021611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5]
C000021611 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000021611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5]
C000021611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[5]
C000021614 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000021614 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[6]
C000021614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[6]
C000021614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[6]
C000021614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[6]
C000021614 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[6]
C000021614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[6]
C000021614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[6]
C000021614 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[6]
C000135574 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000135574 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[7]
C000135574 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[7]
C000135574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[7]
C000135574 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[7]
C000135574 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[7]
C000135574 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000135574 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[7]
C000135574 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[7]
C000204677 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[8]
C000204677 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[8]
C000204677 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[8]
C000204677 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[8]
C000204677 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[8]
C000204677 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[8]
C000204677 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[8]
C000204677 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[8]
C000204677 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[8]
C000021620 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
C000021620 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[9]
C000021620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[9]
C000021620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[9]
C000021620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
C000021620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[9]
C000021620 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[9]
C000021620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[9]
C000021620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[9]
C000021616 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[10]
C000021616 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[10]
C000021616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[10]
C000021616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[10]
C000021616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[10]
C000021616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[10]
C000021616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[10]
C000021616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[10]
C000021616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[10]
C000021621 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[11]
C000021621 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[11]
C000021621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[11]
C000021621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[11]
C000021621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[11]
C000021621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[11]
C000021621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[11]
C000021621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[11]
C000021621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[11]
C000021626 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[12]
C000021626 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[12]
C000021626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[12]
C000021626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[12]
C000021626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[12]
C000021626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[12]
C000021626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[12]
C000021626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[12]
C000021626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[12]
C000135575 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[13]
C000135575 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[13]
C000135575 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[13]
C000135575 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[13]
C000135575 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[13]
C000135575 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[13]
C000135575 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[13]
C000135575 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[13]
C000135575 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[13]
C000196957 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[14]
C000196957 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[14]
C000196957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[14]
C000196957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[14]
C000196957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[14]
C000196957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[14]
C000196957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[14]
C000196957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[14]
C000196957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[14]
C000021637 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[15]
C000021637 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[15]
C000021637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[15]
C000021637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[15]
C000021637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[15]
C000021637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[15]
C000021637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[15]
C000021637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000021637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[15]
C000021635 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[16]
C000021635 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[16]
C000021635 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[16]
C000021635 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[16]
C000021635 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[16]
C000021635 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[16]
C000021635 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[16]
C000021635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[16]
C000021635 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[16]
C000021632 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[17]
C000021632 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[17]
C000021632 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[17]
C000021632 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[17]
C000021632 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[17]
C000021632 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[17]
C000021632 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[17]
C000021632 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[17]
C000021632 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[17]
C000021653 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[18]
C000021653 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[18]
C000021653 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[18]
C000021653 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[18]
C000021653 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[18]
C000021653 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[18]
C000021653 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[18]
C000021653 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[18]
C000021656 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[19]
C000021656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[19]
C000021656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[19]
C000021656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[19]
C000021656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[19]
C000021656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[19]
C000021656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[19]
C000021656 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[19]
C000021658 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[20]
C000021658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[20]
C000021658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[20]
C000021658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[20]
C000021658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[20]
C000021658 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[20]
C000021658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[20]
C000021658 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[20]
C000164304 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[21]
C000164304 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[21]
C000164304 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[21]
C000164304 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[21]
C000164304 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[21]
C000164304 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[21]
C000164304 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[21]
C000164304 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[21]
C000150255 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[22]
C000150255 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[22]
C000150255 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[22]
C000150255 [Member] | Healthcare Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[22]
C000150255 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[22]
C000150255 [Member] | Healthcare Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[22]
C000021683 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[23]
C000021683 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[23]
C000021683 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[23]
C000021683 [Member] | Healthcare Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[23]
C000021683 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[23]
C000021683 [Member] | Healthcare Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[23]
C000021688 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[24]
C000021688 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[24]
C000021688 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[24]
C000021688 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[24]
C000021688 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[24]
C000021688 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[24]
C000021688 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[24]
C000021692 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[25]
C000021692 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[25]
C000021692 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[25]
C000021692 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[25]
C000021692 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[25]
C000021692 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[25]
C000021692 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[25]
C000204681 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[26]
C000204681 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	76.00%	[26]
C000204681 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[26]
C000204681 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[26]
C000204681 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[26]
C000204681 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[26]
C000021698 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[27]
C000021698 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[27]
C000021698 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[27]
C000021698 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[27]
C000021698 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[27]
C000021698 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[27]
C000021698 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[27]
C000021698 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[27]
C000021698 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[27]
C000021698 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[27]
C000021698 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[27]
C000021698 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[27]
C000021696 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[28]
C000021696 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[28]
C000021696 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[28]
C000021696 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[28]
C000021696 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[28]
C000021696 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[28]
C000021696 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[28]
C000021696 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[28]
C000021696 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[28]
C000021696 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[28]
C000021696 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[28]
C000021696 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[28]
C000021693 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[29]
C000021693 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[29]
C000021693 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[29]
C000021693 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[29]
C000021693 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[29]
C000021693 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[29]
C000021693 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[29]
C000021693 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[29]
C000021693 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[29]
C000021693 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[29]
C000021693 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[29]
C000021693 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[29]
C000021714 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[30]
C000021714 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[30]
C000021714 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[30]
C000021714 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[30]
C000021714 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[30]
C000021714 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[30]
C000021714 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[30]
C000021714 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[30]
C000021714 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[30]
C000021717 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[31]
C000021717 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[31]
C000021717 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[31]
C000021717 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[31]
C000021717 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[31]
C000021717 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[31]
C000021717 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[31]
C000021717 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[31]
C000021717 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[31]
C000021719 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[32]
C000021719 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[32]
C000021719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[32]
C000021719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[32]
C000021719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[32]
C000021719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[32]
C000021719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[32]
C000021719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[32]
C000021719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[32]
C000204682 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[33]
C000204682 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[33]
C000204682 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[33]
C000204682 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[33]
C000204682 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[33]
C000204682 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[33]
C000204682 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[33]
C000204682 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[33]
C000204682 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[33]
C000164305 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[34]
C000164305 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[34]
C000164305 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[34]
C000164305 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[34]
C000164305 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[34]
C000164305 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[34]
C000164305 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[34]
C000164305 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[34]
C000164305 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[34]
C000164305 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[34]
C000164305 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[34]
C000164305 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[34]
C000164305 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[34]
C000034951 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[35]
C000034951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[35]
C000034951 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[35]
C000034951 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[35]
C000034951 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[35]
C000034951 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[35]
C000034951 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[35]
C000034951 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[35]
C000034951 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[35]
C000034951 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[35]
C000034951 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[35]
C000034951 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[35]
C000034951 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[35]
C000034948 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[36]
C000034948 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[36]
C000034948 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[36]
C000034948 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[36]
C000034948 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[36]
C000034948 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[36]
C000034948 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[36]
C000034948 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[36]
C000034948 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[36]
C000034948 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[36]
C000034948 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[36]
C000034948 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[36]
C000034948 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[36]
C000043488 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[37]
C000043488 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[37]
C000043488 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[37]
C000043488 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[37]
C000043488 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[37]
C000043488 [Member] | Semiconductors And Semiconductor Equipment Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[37]
C000043488 [Member] | Banks Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[37]
C000043488 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[37]
C000043488 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[37]
C000043488 [Member] | Media [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[37]
C000043488 [Member] | Oil Gas And Consumable Fuels Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[37]
C000043488 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[37]
C000043488 [Member] | Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[37]
C000043488 [Member] | Software Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[37]
C000043488 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[37]
C000043488 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[37]
C000043488 [Member] | All other Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[37]
C000043488 [Member] | Technology Hardware Storage And Peripherals Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[37]
C000043489 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[38]
C000043489 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[38]
C000043489 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[38]
C000043489 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[38]
C000043489 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[38]
C000043489 [Member] | Semiconductors And Semiconductor Equipment Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[38]
C000043489 [Member] | Banks Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[38]
C000043489 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[38]
C000043489 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[38]
C000043489 [Member] | Media [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[38]
C000043489 [Member] | Oil Gas And Consumable Fuels Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[38]
C000043489 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[38]
C000043489 [Member] | Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[38]
C000043489 [Member] | Software Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[38]
C000043489 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000043489 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[38]
C000043489 [Member] | All other Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[38]
C000043489 [Member] | Technology Hardware Storage And Peripherals Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[38]
C000043491 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[39]
C000043491 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[39]
C000043491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[39]
C000043491 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[39]
C000043491 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[39]
C000043491 [Member] | Semiconductors And Semiconductor Equipment Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[39]
C000043491 [Member] | Banks Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[39]
C000043491 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[39]
C000043491 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[39]
C000043491 [Member] | Media [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[39]
C000043491 [Member] | Oil Gas And Consumable Fuels Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[39]
C000043491 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[39]
C000043491 [Member] | Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[39]
C000043491 [Member] | Software Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[39]
C000043491 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[39]
C000043491 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[39]
C000043491 [Member] | All other Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[39]
C000043491 [Member] | Technology Hardware Storage And Peripherals Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[39]
C000164306 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[40]
C000164306 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[40]
C000164306 [Member] | Healthcare Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[40]
C000164306 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[40]
C000164306 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[40]
C000164306 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[40]
C000164306 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[40]
C000164306 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[40]
C000164306 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[40]
C000164306 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[40]
C000164306 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[40]
C000164306 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[40]
C000128362 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[41]
C000128362 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[41]
C000128362 [Member] | Healthcare Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[41]
C000128362 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[41]
C000128362 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[41]
C000128362 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[41]
C000128362 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[41]
C000128362 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[41]
C000128362 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[41]
C000128362 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[41]
C000128362 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[41]
C000128362 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[41]
C000128361 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[42]
C000128361 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[42]
C000128361 [Member] | Healthcare Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[42]
C000128361 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[42]
C000128361 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[42]
C000128361 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[42]
C000128361 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[42]
C000128361 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[42]
C000128361 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[42]
C000128361 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[42]
C000128361 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[42]
C000128361 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[42]
C000128360 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[43]
C000128360 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[43]
C000128360 [Member] | Healthcare Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[43]
C000128360 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[43]
C000128360 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[43]
C000128360 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[43]
C000128360 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[43]
C000128360 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[43]
C000128360 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[43]
C000128360 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[43]
C000128360 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[43]
C000128360 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[43]

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[43]	Percentage of total investments as of June 30, 2026.